DERIVATIVE LIABILITY (Details) (USD $)	12 Months Ended	28 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 9% senior convertible promissory notes	Dec. 31, 2012 9% senior convertible promissory notes	Dec. 31, 2012 9% senior convertible promissory notes Minimum	Dec. 31, 2012 9% senior convertible promissory notes Maximum
DERIVATIVE LIABILITY
Interest rate (as a percent)			9.00%
Gain (loss) resulting from the decrease (increase) in fair value of derivative liability	$ (1,454,889)	$ 5,447,917	$ 0	$ (1,454,889)
Amount of derivative liability reclassified to paid-in capital due to the conversion of the senior convertible promissory notes into common stock				$ 7,750,289
Assumptions used for determining the fair value of the convertible instruments under the Black-Scholes option pricing model
Dividend rate (as a percent)				0.00%
Term					2 years	2 years 2 months 1 day
Volatility (as a percent)					103.00%	110.00%
Risk-free interest rate (as a percent)					0.27%	0.33%